Segregated Funds - Summary of Composition of Net Assets by Categories of Segregated Funds (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [Member] | Money market funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	2.00%	2.00%
Bottom of range [Member] | Fixed income funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	13.00%	14.00%
Bottom of range [Member] | Balanced funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	22.00%	22.00%
Bottom of range [Member] | Equity funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	61.00%	60.00%
Top of range [Member] | Money market funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	3.00%	3.00%
Top of range [Member] | Fixed income funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	14.00%	15.00%
Top of range [Member] | Balanced funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	23.00%	23.00%
Top of range [Member] | Equity funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	62.00%	62.00%